SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Cost
Property, plant and equipment, cost	$ 712,056	$ 715,261
Less: accumulated depreciation
Property, plant and equipment, accumulated depreciation	676,194	548,657
Total property, plant and equipment, net	35,862	166,604
Machinery and Equipment [Member]
Cost
Property, plant and equipment, cost	665,657	665,657
Less: accumulated depreciation
Property, plant and equipment, accumulated depreciation	633,027	505,120
Vehicles [Member]
Cost
Property, plant and equipment, cost		3,205
Less: accumulated depreciation
Property, plant and equipment, accumulated depreciation		2,521
Office Equipment [Member]
Cost
Property, plant and equipment, cost	10,752	10,752
Less: accumulated depreciation
Property, plant and equipment, accumulated depreciation	7,520	5,369
Leasehold Improvements [Member]
Cost
Property, plant and equipment, cost	35,647	35,647
Less: accumulated depreciation
Property, plant and equipment, accumulated depreciation	$ 35,647	$ 35,647